Related parties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 17	R$ 9
Other assets	63	301
Trade payables	10	22
Other liabilities	85	358
Revenues (expenses)	(117)	4,119	R$ 1,109
Controlling Shareholders [member] | Casinos [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets	11
Trade payables	6
Other liabilities	4	10
Revenues (expenses)	(23)	(30)	(46)
Controlling Shareholders [member] | Fonciere Euris [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities	1	1
Revenues (expenses)	(3)	(3)	(3)
Controlling Shareholders [member] | Helicco Participacoes [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities	1
Revenues (expenses)
Associates [member] | F I C [member]
IfrsStatementLineItems [Line Items]
Trade receivables	8	4
Other assets	50	35
Trade payables	4	4
Other liabilities
Revenues (expenses)	22	19	62
Other related parties [member] | Greenyellow [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets
Trade payables
Other liabilities	76	86
Revenues (expenses)	(107)	(92)	(274)
Other related parties [member] | Sendas Distribuidora [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets		264
Trade payables		18
Other liabilities		259
Revenues (expenses)		4,230	1,382
Other related parties [member] | Casino Group [member]
IfrsStatementLineItems [Line Items]
Trade receivables	9	5
Other assets
Trade payables
Other liabilities
Revenues (expenses)	1	3	(7)
Other related parties [member] | Wilkes [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets		1
Trade payables
Other liabilities	3	2
Revenues (expenses)	(7)	(8)	(5)
Other related parties [member] | Others [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets	2	1
Trade payables
Other liabilities
Revenues (expenses)